1086664

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	......16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Flexible Premium Variable Life Insurance Policy

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

02063441

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Allmerica Financial Life Insurance and Annuity Company

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
440 Lincoln St. Worcester, MA 01653	(508) 855-1000
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code): Same	Telephone Number (Including Area Code): Same

PROCESSED
NOV 19 2002
THOMSON FINANCIAL

Brief Description of Business
Insurance and Financial Services Company

SEC MAIL RECEIVED NOV 12 2002 WASH. D.C. 152 SECTION

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 01 Year 67 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

See Attached List

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Officers and Directors

Allmerica Financial Life Insurance and Annuity Company

Director	Title	Start Date
Bruce C. Anderson	Director	04/10/1996
Mark R. Colborn	Director	03/31/2000
J. Kendall Huber	Director	04/01/2000
Mark A. Hug	Director	10/26/2001
John P. Kavanaugh	Director	08/01/1996
Edward J. Parry III	Director	11/20/1996
Richard M. Reilly	Director	11/27/1990
Robert P. Restrepo, Jr.	Director	05/13/1998
Gregory D. Tranter	Director	09/18/2000

Officer	Title	Start Date
James B. Adelman	Group Counsel	12/08/2000
John J. Danello	Group Counsel	06/08/2001
Philip G. Alston	Assistant Vice President	04/01/1999
Bruce C. Anderson	Vice President	12/08/2000
Abigail M. Armstrong	Assistant Secretary	06/01/1999
	Counsel	08/24/1994
Jennifer F. Bailey	Assistant Vice President	10/13/2000
Michael W. Barnes	Assistant Vice President	10/13/2000
Warren E. Barnes	Vice President	10/01/1998
	Corporate Controller	10/01/1998
James E. Bellner	Vice President	04/12/1995
John G. Bonvouloir	Vice President	12/06/2001
Todd L. Bousquet	Vice President	04/01/1999
Samuel M. Bowden	Vice President	04/01/1999
Reginald D. Bowen	Vice President	09/06/2002
George M. Boyd	Assistant Vice President	12/01/1999
Alan R. Boyer	Vice President	05/02/1991
John E. Brabazon	Vice President	01/21/2002
Pamela M. Brown	Assistant Vice President	04/02/2002
Paul F. Brueggeman	Assistant Vice President	10/13/2000
Bernard J. Buonanno Jr.	Vice President	04/04/1996
Bridget M. Byron	Assistant Vice President	10/13/2000
William J. Cahill Jr.	Assistant Vice President	10/01/1998
	Counsel	10/01/1998
Eric J. Capellari	Assistant Treasurer	04/02/2001
Celeste C. Cardin	Vice President	04/12/1995
Benson Chau	Assistant Treasurer	04/09/1997
Michele M. Cleary	Vice President	01/23/2001
Mark R. Colborn	Vice President	07/02/1992
Catherine Z. Collins	Assistant Vice President	06/06/2002
	Counsel	06/06/2002
Marc P. Cournoyer	Assistant Vice President	10/01/1998
	Associate Actuary	10/01/1998
Charles F. Cronin	Counsel	06/06/2002
	Assistant Vice President	12/01/1999
	Secretary	07/01/2000
Laura A. Cronin	Assistant Treasurer	12/08/2000
Anne M. Daly	Vice President	03/16/2000
Lee D. Davidson	Assistant Vice President	11/20/1996
Catherine M. Dohring	Vice President	04/02/2001
John C. Donlon	Assistant Vice President	12/01/1999

Officers and Directors

John C. Donohue	Assistant Treasurer	10/01/1998
Jennifer A. Durand	Assistant Vice President	10/13/2000
Claudia J. Eckels	Vice President	09/12/1996
Paul T. Engeriser	Vice President	10/19/1998
William K. Fain	Assistant Vice President	10/01/1998
Patrick D. Ferrer	Vice President	10/01/1998
Franklin D. Figueiredo	Assistant Vice President	11/15/2001
Kevin G. Finneran	Assistant Vice President	07/23/1998
James F. Ford	Assistant Vice President	07/23/1998
Philip L. Gazzo	Vice President	12/11/2000
Melvin B. Grossman	Vice President	10/01/1998
Thomas E. Hardy	Vice President	04/12/1995
Tom Hawkinson	Vice President	10/01/1998
Donna H. Hirons	Assistant Vice President	10/13/2000
Elizabeth S. Howe	Vice President	10/13/2000
J. Kendall Huber	Vice President	04/01/2000
	General Counsel	04/01/2000
	Assistant Secretary	06/06/2002
Mark A. Hug	Chief Executive Officer	12/06/2001
	President	12/06/2001
Scott C. Hyney	Assistant Vice President	11/20/1996
Neil L. Jacobson	Assistant Vice President	07/31/2002
Alan F. Joachim	Assistant Vice President	10/01/1998
James B. Johnson	Assistant Vice President	04/01/1999
John J. Joyce Jr.	Vice President	06/08/2001
	Counsel	05/02/1985
Paul T. Kane	Assistant Vice President	06/02/1999
John P. Kavanaugh	Chief Investment Officer	08/01/1996
	Vice President	01/01/1992
John P. Kearney	Vice President	07/23/1998
Patricia W. Kelley	Assistant Vice President	04/02/2001
Michael R. Klisares	Vice President	10/01/1998
Marta Kushnir, MD	Vice President	04/01/1999
	Medical Director	04/01/1999
Alice B. LaVigne	Vice President	01/23/2001
Rene J. Labonte	Vice President	10/01/1998
Michael F. Lannigan	Assistant Treasurer	12/08/2000
Cheryl M. Lapriore	Vice President	09/06/2002
Van G. Leichter	Vice President	04/12/1995
Linda C. Levyne	Vice President	10/01/1998
Thomas J. Liro	Assistant Vice President	07/23/1998
Richard J. Litchfield	Assistant Treasurer	10/01/1998
Edward F. Londergan	Assistant Vice President	04/12/1995
Robert W. Luther	Assistant Vice President	04/12/1995
Joseph W. MacDougall Jr.	Vice President	10/30/1986
	Associate General Counsel	10/30/1986
	Assistant Secretary	05/19/1983
John R. Macphee	Vice President	10/01/1998
Barbara B. Maietta	Vice President	09/12/1996
Daniel Mastrototaro	Vice President	10/13/2000
Mark C. McGivney	Treasurer	03/31/2000
	Vice President	06/06/2002
Robert B. Meitzer	Vice President	10/01/1998
Ellen M. Milne	Assistant Vice President	10/13/2000
William F. Monroe Jr.	Vice President	09/12/1996

Officers and Directors

Christopher P. Mordarski	Assistant Vice President	07/23/1998
Sujata Mutalik	Statutory Accountant	02/28/1991
	Assistant Treasurer	02/28/1991
Jesse H. Nadelman	Vice President	04/02/2001
Margaret L. Norton	Assistant Vice President	07/01/1999
John W. Nunley	Vice President	01/02/1992
K. David Nunley	Vice President	10/13/2000
Beth T. O'Rorke	Vice President	12/06/2001
Larry Opicka	Vice President	10/01/1998
Stephen Parker	Vice President	04/12/1995
Edward J. Parry III	Vice President	04/14/1993
	Chief Financial Officer	12/12/1996
	Assistant Treasurer	03/31/2000
Joseph M. Petty	Assistant Vice President	10/13/2000
Elizabeth B. Phelps	Assistant Vice President	07/23/1998
Nancy R. Piekarczyk	Assistant Vice President	10/13/2000
Thomas A. Pierce Jr.	Assistant Secretary	04/13/1983
	Assistant Vice President	05/22/1986
	Counsel	05/02/1985
Michael A. Reardon	Vice President	03/31/1999
Richard M. Reilly	Senior Vice President	06/06/2002
Rachel C. Rhodes	Counsel	06/06/2002
	Assistant Vice President	06/06/2002
Marsha A. Rohrs	Vice President	10/13/2000
Ellen Rosenberg	Assistant Vice President	04/01/1999
Paul G. Schechter	Assistant Vice President	04/02/2001
Robert Scheinerman	Vice President	09/06/2002
James S. Shorris	Vice President	10/22/2001
	Counsel	10/22/2001
Karen E. Smith	Vice President	06/02/1999
Martin A. Snow	Assistant Treasurer	08/31/1999
Sheila B. St. Hilaire	Assistant Vice President	10/10/1996
Chester M. Stanley	Vice President	10/01/1998
Robert J. Swidey	Assistant Treasurer	04/12/1995
Brian R. Swords	Vice President	04/01/1999
Victor J. Tolis	Vice President	09/12/1996
Gregory D. Tranter	Vice President	09/18/2000
	Chief Information Officer	09/18/2000
John C. Tredinnick	Vice President	10/01/1998
Ann K. Tripp	Vice President	06/24/1994
Margot K. Wallin	Assistant Vice President	07/31/2002
Donald P. Wayman	Assistant Vice President	04/12/1995
Jerome F. Weihs	Vice President	06/28/1991
Stephen C. Yablonski	Assistant Vice President	09/12/1996

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 1,000,000

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. *If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer.* If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

N/A

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify Flexible Premium Variable Life Insurance Policy	$ >5,000,000	$ 1,000,000
Total	$ >5,000,000	$ 1,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 1,000,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

N/A

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☐	$ 0
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$ 0
Other Expenses (identify) ______	☐	$ 0
Total	☐	$ 0

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 1,000,000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	☐ $ 0
Other (specify): Deposit to Investment Options under Flexible Premium Variable Life Insurance Policy and premium	☐ $ 0	☐ $ 1,000,000
	☐ $ 0	☐ $ 0
Column Totals	☐ $ 0	☐ $ 1,000,000
Total Payments Listed (column totals added)	☐ $ 1,000,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Allmerica Financial Life Insurance & Annuity Co.	Ellen L. Milne	11/7/02
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Ellen M. Milne	Assistant Vice President	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Allmerica Financial Life Insurance & Annuity Co.	Ellen M. Milne (signature)	11/7/02
Name (Print or Type)	**Title (Print or Type)**	
Ellen M. Milne	Assistant Vice President	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL		X	Other	1	1,000,000	0	0		X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									